Risk/Return Detail Data - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund III
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Growth Opportunities Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Growth Opportunities Portfolio seeks to provide capital growth.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58 % of the average value of its portfolio.
Portfolio Turnover, Rate	58.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company LLC (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in securities of growth companies. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	42.59%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(26.51%)
Performance Table Heading	Average Annual Returns
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | VIP Growth Opportunities Portfolio - Initial Class
Risk/Return:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.57%
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714
2015	5.61%
2016	0.37%
2017	34.47%
2018	12.46%
2019	40.84%
2020	68.66%
2021	11.94%
2022	(38.15%)
2023	45.65%
2024	38.89%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | VIP Growth Opportunities Portfolio - Service Class
Risk/Return:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[1]
Total annual operating expenses	0.67%
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | VIP Growth Opportunities Portfolio - Service Class 2
Risk/Return:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.82%
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | Return Before Taxes | VIP Growth Opportunities Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	38.89%
Past 5 years	18.76%
Past 10 years	18.22%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | Return Before Taxes | VIP Growth Opportunities Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	38.76%
Past 5 years	18.64%
Past 10 years	18.10%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | Return Before Taxes | VIP Growth Opportunities Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	38.54%
Past 5 years	18.46%
Past 10 years	17.93%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | RS004
Risk/Return:
Label	Russell 1000® Growth Index
Past 1 year	33.36%
Past 5 years	18.96%
Past 10 years	16.78%
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | RS001
Risk/Return:
Label	Russell 1000® Index
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%

[1]	A Adjusted to reflect current fees.